Supplement dated January 22, 2015
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Small Cap Growth Fund I	1/1/2015
Effective January 22, 2015, the list of portfolio managers under the caption “Fund Management” in the “Summary of the Fund” section is hereby superseded and replaced with the following information:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Daniel Cole, CFA	Senior Portfolio Manager	Co-manager	January 2015
Wayne Collette, CFA	Senior Portfolio Manager	Co-manager	2006
Lawrence Lin, CFA	Senior Portfolio Manager	Co-manager	2007
Rahul Narang	Senior Portfolio Manager	Co-manager	2013
The rest of the section remains the same.
Effective January 22, 2015, the list of portfolio managers under the caption “Primary Service Providers — Portfolio Managers” in the “More Information About the Fund” section is hereby superseded and replaced with the following information:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Daniel Cole, CFA	Senior Portfolio Manager	Co-manager	January 2015
Wayne Collette, CFA	Senior Portfolio Manager	Co-manager	2006
Lawrence Lin, CFA	Senior Portfolio Manager	Co-manager	2007
Rahul Narang	Senior Portfolio Manager	Co-manager	2013
Mr. Cole joined the Investment Manager in 2014. Prior to joining the Investment Manager, Mr. Cole was a senior portfolio manager at Manulife Asset Management from 2008 to 2014. Mr. Cole began his investment career in 1993 and earned a B.S. from Guilford College and an M.B.A. in finance from Virginia Polytechnic Institute and State University.
Mr. Collette joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2001. Mr. Collette began his investment career in 1996 and earned a B.A. from Brandeis University and an M.B.A. in finance from the Columbia Business School at Columbia University.
Mr. Lin joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2006. Mr. Lin began his investment career in 1998 and earned a B.S. from the University of Southern California.
Mr. Narang joined the Investment Manager in 2012. Prior to 2012, Mr. Narang was a Senior Vice President at Robeco Investment Management. Mr. Narang began his investment career in 1994 and earned a B.S. in business administration from California Polytechnic State University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP226_08_002_(01/15)

Supplement dated January 22, 2015
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Global Technology Growth Fund	1/1/2015
Effective January 22, 2015, the list of portfolio managers under the caption "Fund Management" in the "Summary of the Fund" section is hereby superseded and replaced with the following information:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Wayne Collette, CFA	Senior Portfolio Manager	Co-manager	2002
Rahul Narang	Senior Portfolio Manager	Co-manager	2012
The rest of the section remains the same.
Effective January 22, 2015, the list of portfolio managers under the caption "Primary Service Providers - Portfolio Managers" in the "More Information About the Fund" section is hereby superseded and replaced with the following information:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Wayne Collette, CFA	Senior Portfolio Manager	Co-manager	2002
Rahul Narang	Senior Portfolio Manager	Co-manager	2012
Mr. Collette joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2001. Mr. Collette began his investment career in 1996 and earned a B.A. from Brandeis University and an M.B.A. in finance from the Columbia Business School at Columbia University.
Mr. Narang joined the Investment Manager in 2012. Prior to 2012, Mr. Narang was a Senior Vice President at Robeco Investment Management. Mr. Narang began his investment career in 1994 and earned a B.S. in business administration from California Polytechnic State University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP234_08_002_(01/15)